CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jul. 31, 2013	Apr. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Current accounts receivables, allowance for doubtful accounts allowance	$ 86,372	$ 72,535	$ 35,535	$ 47,595
Noncurrent accounts receivables, allowance for doubtful accounts allowance	502,315	502,315	502,315
Temporary equity:
Preferred stock, par value series A		$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares series A		850,500	850,500	850,500
Preferred stock, shares issued A				850,395
Preferred stock, shares outstanding A				850,395
Preferred stock, par value Series D		$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares Series D		3,700,000	3,700,000	3,700,000
Preferred stock, shares issued D				1,176,750
Preferred stock, shares outstanding D				1,176,750
liquidation value, Series D		1,176,750	1,176,750	1,176,750
Preferred stock, par value Series E		$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares Series E		2,000,000	2,000,000	2,000,000
Preferredstock, shares issued E				1,700,000
Preferred stock, shares outstanding E				1,700,000
liquidation value, Series E		1,700,000	1,700,000	1,700,000
Stockholders' Equity:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value Series C		$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares Series C		11,411,400	11,411,400	11,411,400
Preferred stock, shares issued C				11,307,450
Preferred stock, shares outstanding C				11,307,450
liquidation value, Series C		$ 11,307	$ 11,307	$ 11,307
Preferred stock, par value Series B		$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares Series B		368,421	368,421	368,421
Preferred stock, shares issued B				368,411
Preferred stock, shares outstanding B				368,411
Commont Stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	120,000,000	120,000,000	120,000,000	120,000,000
Common stock, issued shares	59,390,365	58,573,222	55,243,719	11,837,930
Common stock, outstanding shares	59,190,365	58,373,222	55,043,719	11,837,930
Treasury Stock, Shares	200,000	200,000	200,000	200,000